Expense Example, No Redemption {- Franklin Mutual U.S. Value Fund} - Franklin Value Investors Trust-32 - Franklin Mutual U.S. Value Fund - Class C	Mar. 01, 2021 USD ($)
Expense Example, No Redemption:
1 Year	$ 174
3 Years	543
5 Years	937
10 Years	$ 2,041